Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in goodwill in 2015 and 2014 were as follows:

	2015	2014

Balances as of January 1
Cost	2,328	2,593
Accumulated impairment	(207)	(235)

Book value	2,121	2,358
Changes in book value:
Acquisitions	7,464	—
Transfer to assets held for sale	(179)	—
Translation differences	(178)	(237)

Total changes	7,107	(237)

Balances as of December 31
Cost	9,414	2,328
Accumulated impairment	(186)	(207)

Book value	9,228	2,121